Note Guarantees (Credit recourse) - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Balance	$ 54,489	$ 58,663	$ 59,438
Serviced Mortgage Loans
Guarantor Obligations [Line Items]
Loans serviced	18,000,000	20,600,000
Loans with Recourse
Guarantor Obligations [Line Items]
Loans serviced	1,700,000	1,900,000
Loans with Recourse | Serviced Mortgage Loans
Guarantor Obligations [Line Items]
Repurchased Loans	$ 44,000	$ 59,000